Convertible Promissory Notes (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 30, 2014	Nov. 07, 2014	Jul. 07, 2014	May 29, 2014	Apr. 17, 2014	Mar. 10, 2014	Feb. 13, 2014	Jan. 20, 2014	Nov. 17, 2013
Short-term Debt [Line Items]
Convertible promissory notes			$ 157,049	$ 136,429
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Amortization of debt discount	9,542	23,316	(80,828)	(11,654)
Debt instrument, Unamortized discount	(14,988)		(24,530)	25,669
Exercise price per share						$ 10
Value of convertible promisory notes converted into equity			35,190
Warrant [Member]
Short-term Debt [Line Items]
Exercise price per share						$ 0.10	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125
Common Stock [Member]
Short-term Debt [Line Items]
Value of convertible promisory notes converted into equity			900
Convertible Notes Payable One [Member]
Short-term Debt [Line Items]
Convertible promissory notes	13,670
Debt instrument, Maturity date	Sep. 14, 2014
Debt instrument, Interest rate	12.00%
Debt instrument, Conversion price	$ 0.00382
Common stock, par value	$ 0.013
Debt instrument, Convertible, Beneficial conversion feature	76,429
Amortization of debt discount	0		0
Debt instrument, Unamortized discount	0		0
Interest expense, Debt	420		0
Debt instrument, Principal value	25,476
Debt conversion, Principal amounts, Amount	12,738
Convertible Notes Payable Two [Member]
Short-term Debt [Line Items]
Convertible promissory notes	36,363
Debt instrument, Maturity date	Nov. 07, 2014
Debt instrument, Interest rate	20.00%
Debt instrument, Conversion price	$ 0.001
Fair value of warrants	6,884				9,121
Amortization of debt discount	2,869				0
Debt instrument, Unamortized discount	2,208		5,077
Interest expense, Debt	2,466				0
Stock issued during period, Shares, Other	59,400,000
Expected life	1 year
Expected volatility	606.16%
Risk-free interest rate	0.11%
Proceeds from repayment under the agreement	20,000
Convertible Notes Payable Two [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Purchase of warrants exercisable	1,000,000
Convertible Notes Payable Three [Member]
Short-term Debt [Line Items]
Convertible promissory notes	10,000
Debt instrument, Maturity date	May 17, 2015
Debt instrument, Interest rate	12.00%
Debt instrument, Conversion price	$ 0.10
Fair value of warrants	1,297
Amortization of debt discount	432		0
Debt instrument, Unamortized discount	112		544
Interest expense, Debt	296		0
Expected life	1 year
Expected volatility	608.68%
Risk-free interest rate	0.13%
Convertible Notes Payable Three [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Purchase of warrants exercisable	100,000
Convertible Notes Payable Four [Member]
Short-term Debt [Line Items]
Convertible promissory notes	5,000
Debt instrument, Maturity date	Aug. 01, 2015
Debt instrument, Interest rate	6.00%
Debt instrument, Conversion price	$ 0.10
Fair value of warrants	651
Amortization of debt discount	313		0
Debt instrument, Unamortized discount	43		0
Interest expense, Debt	74		0
Expected life	1 year
Expected volatility	588.26%
Risk-free interest rate	0.11%
Convertible Notes Payable Four [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Purchase of warrants exercisable	50,000
Convertible Notes Payable Five [Member]
Short-term Debt [Line Items]
Convertible promissory notes	5,000
Debt instrument, Maturity date	May 31, 2015
Debt instrument, Interest rate	12.00%
Debt instrument, Conversion price	$ 0.10
Fair value of warrants	3,324
Amortization of debt discount	1,282		0
Debt instrument, Unamortized discount	430		1,712
Interest expense, Debt	296		0
Expected life	1 year
Expected volatility	600.29%
Risk-free interest rate	0.12%
Convertible Notes Payable Five [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Purchase of warrants exercisable	100,000
Convertible Notes Payable Six [Member]
Short-term Debt [Line Items]
Convertible promissory notes	10,000
Debt instrument, Maturity date	Dec. 10, 2015
Debt instrument, Interest rate	12.00%
Debt instrument, Conversion price	$ 0.10
Fair value of warrants	3,324
Amortization of debt discount	945		0
Debt instrument, Unamortized discount	1,319		2,264
Interest expense, Debt	296		0
Expected life	1 year
Expected volatility	600.26%
Risk-free interest rate	0.12%
Convertible Notes Payable Six [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Purchase of warrants exercisable	100,000
Convertible Notes Payable Seven [Member]
Short-term Debt [Line Items]
Convertible promissory notes	10,000
Debt instrument, Maturity date	Oct. 17, 2015
Debt instrument, Interest rate	12.00%
Debt instrument, Conversion price	$ 0.10
Fair value of warrants	8,000
Amortization of debt discount	1,069		0
Debt instrument, Unamortized discount	2,920		3,989
Interest expense, Debt	296		0
Expected life	1 year
Expected volatility	444.14%
Risk-free interest rate	0.11%
Convertible Notes Payable Seven [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Purchase of warrants exercisable	100,000
Convertible Notes Payable Eight [Member]
Short-term Debt [Line Items]
Convertible promissory notes	10,000
Debt instrument, Maturity date	Dec. 10, 2015
Debt instrument, Interest rate	12.00%
Debt instrument, Conversion price	$ 0.10
Fair value of warrants	8,400
Amortization of debt discount	379		0
Debt instrument, Unamortized discount	3,810		4,189
Interest expense, Debt	296		0
Expected life	1 year
Expected volatility	290.82%
Risk-free interest rate	0.10%
Convertible Notes Payable Eight [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Purchase of warrants exercisable	100,000
Convertible Notes Payable Nine [Member]
Short-term Debt [Line Items]
Convertible promissory notes	10,000
Debt instrument, Maturity date	Jul. 07, 2015
Debt instrument, Interest rate	12.00%
Debt instrument, Conversion price	$ 0.10
Fair value of warrants	8,400
Amortization of debt discount	4,145		0
Debt instrument, Unamortized discount	2,255		6,400
Interest expense, Debt	296		0
Expected life	1 year
Expected volatility	290.82%
Risk-free interest rate	0.12%
Convertible Notes Payable Nine [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Purchase of warrants exercisable	100,000
Convertible Notes Payable Ten [Member]
Short-term Debt [Line Items]
Convertible promissory notes	64,000
Debt instrument, Maturity date	Nov. 25, 2015
Debt instrument, Interest rate	8.00%
Interest expense, Debt	$ 1,122		$ 0
Restricted Stock [Member] | Convertible Notes Payable Two [Member]
Short-term Debt [Line Items]
Purchase of warrants exercisable	750,000